Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income loss before income tax expense	$ (949,715)	$ 651,559	$ (1,010,368)	$ 2,019,611	$ 2,447,690	$ 904,033
Effective tax rate					27.61%	34.42%
Landsea Homes [Member]
Income loss before income tax expense			$ (26,480,000)	$ 10,049,000	$ 28,550,000	$ 41,319,000	$ (145,000)
Effective tax rate			25.40%	25.80%	21.60%	11.20%	(90.30%)
Valuation allowance						$ 6,900,000
Net operating loss, carry forward					$ 300,000	$ 200,000
Deferred taxes assets, provisional adjustment							$ 2,200,000